Taxation - Summary of Reconciliation of Tax Charge Calculated at the UK Statutory Rate on the Group Profit Before Tax with the Actual Tax Charge (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure - Taxation - Summary of Reconciliation of Tax Charge Calculated at the UK Statutory Rate on the Group Profit Before Tax with the Actual Tax Charge [Abstract]
Profit before tax	£ 5,628	£ 3,599	£ 5,170
UK statutory rate of taxation	1,069	685	984
Differences in overseas taxation rates	318	302	363
Benefit of intellectual property incentives	(600)	(382)	(516)
R&D credits	(119)	(100)	(103)
Permanent differences on disposals, acquisitions and transfers	275	(3)	(316)
Other permanent differences	82	(4)	90
Re-assessments of prior year current tax estimates	(60)	219	11
Re-assessments of prior year deferred tax estimates	(233)	(281)	(283)
Changes in Tax Rates	(25)	(353)	(163)
Tax charge/tax rate	£ 707	£ 83	£ 67
UK statutory rate of taxation	19.00%	19.00%	19.00%
Differences in overseas taxation rates	5.60%	8.40%	7.00%
Benefit of intellectual property incentives	(10.70%)	(10.60%)	(9.90%)
R&D credits	(2.10%)	(2.80%)	(2.00%)
Permanent differences on disposals, acquisitions and transfers	4.90%	(0.10%)	(6.10%)
Other permanent differences	1.50%	(0.10%)	1.70%
Re-assessments of prior year current tax estimates	(1.10%)	6.10%	0.20%
Re-assessments of prior year deferred tax estimates	(4.10%)	(7.80%)	(5.50%)
Changes in Tax Rates	(0.40%)	(9.80%)	(3.10%)
Tax charge/tax rate	12.60%	2.30%	12.90%